Credit Risk - Disclosure of Quantitative Criteria of Credit Risk Exposure (Detail) - Probability of default	12 Months Ended
Dec. 31, 2020
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Mortgages | Retail Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Loans to consumers | Retail Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	3.00%
Personal loans | Retail Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Credit cards | Retail Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	3.40%
Overdrafts | Retail Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	2.60%